Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged assets	$ 36,638,000	$ 45,101,000
Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	$ 2,000	201,000
Available-for-sale, securities in unrealized loss positions	Management has identified no other-than-temporary impairment as of, or for the years ended, December 31, 2016, 2015 and 2014 in the equity portfolio
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	1.00%
Securities in unrealized loss position | security	1
Other than temporary impairment	$ 0	0	$ 0
Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		15,000
Equity Securities [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,000
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	$ 2,000	186,000
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position | security	21
Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		179,000
Obligations of U.S. Government Agencies and Corporations [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	18.00%
Securities in unrealized loss position | security	38
Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	$ 2,000	$ 7,000
Securities in unrealized loss positions for 12 months or more | security	1
Obligations of State and Political Subdivisions [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
U.S. Government Sponsored Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	24.00%
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	57.00%
Securities in unrealized loss position | security	34
Available-for-sale, securities in unrealized loss positions	0
Mortgage-Backed Securities [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt instrument term	5 years